Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
		Tax			Tax			Tax
	Pretax	Effect	Net	Pretax	Effect	Net	Pretax	Effect	Net
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(104,130)	41,825	(62,305)	(15,662)	2,241	(13,421)	36,053	(16,419)	19,634
Reclassification adjustments	1,684	(796)	888	7,553	(1,928)	5,625	(5,971)	1,375	(4,596)
Total other comprehensive income (loss) relating to cash flow hedges:	(102,446)	41,029	(61,417)	(8,109)	313	(7,796)	30,082	(15,044)	15,038
Foreign-currency translation adjustment	(181,234)	-	(181,234)	(110,888)	-	(110,888)	82,545	-	82,545
Adjustments related to pension obligations	(81,906)	31,588	(50,318)	(35,654)	12,508	(23,146)	9,708	(3,927)	5,781
Other comprehensive income (loss)	$(365,586)	$72,617	$(292,969)	$(154,651)	$12,821	$(141,830)	$122,335	$(18,971)	$103,364